Convertible Preferred Stock	12 Months Ended
Dec. 31, 2022
Convertible Preferred Stock [Abstract]
CONVERTIBLE PREFERRED STOCK

NOTE 5 – CONVERTIBLE PREFERRED STOCK

Designation of Series CC Convertible Preferred Stock

On November 26, 2019, the Company filed with the Secretary of State with Nevada an amendment to the Company’s Articles of Incorporation, as amended (the “Articles of Incorporation”), authorizing one thousand (1,000) shares of a new series of preferred stock, par value $0.001 per share, designated “Series CC Convertible Preferred Stock,” for which the board of directors established the rights, preferences and limitations thereof.

At any time prior to November 25, 2022 (“Automatic Conversion Date”) the Company may redeem for cash out of funds legally available therefor, any or all of the outstanding Series CC Convertible Preferred Stock at a price equal to $1,000 per share. If not converted prior, on the Automatic Conversion Date, any and all remaining issued and outstanding shares of Series CC Convertible Preferred Stock shall automatically convert at the Conversion Price, which is a price per share determined by dividing the number of issued and outstanding shares of common stock of the Company on the date of conversion by 1,000 and multiply the results by 0.8.

Each holder of outstanding shares of Series CC Convertible Preferred Stock shall be entitled to convert, prior to the Automatic Conversion Date, part or all of its shares of Series CC Convertible Preferred Stock into a number of fully paid and nonassessable shares of common stock at a price per share determined by dividing the number of issued and outstanding shares of stock of the Company on the date of conversion by 1,000 and multiplying the results by 0.8 conversion price.

The holders of the Series CC Convertible Preferred Stock shall not be entitled to receive dividends paid on the Company’s common stock.

The holders of the Series CC Convertible Preferred Stock shall not be entitled to vote on any matter submitted to the shareholders of the Company for their vote, waiver, release or other action.

On November 27, 2019, Meso Numismatics, Inc. entered into an Assignment and Assumption Agreement with Global Stem Cells Group Inc., a corporation duly formed under the laws of the State of Florida, Benito Novas and Lans Holdings Inc. a Nevada Corporation whose securities ceased to be registered as of September 18, 2019, whereby Lans Holdings Inc. assigned all of its rights, obligations and interest in, the Letter of Intent it previously entered into with Global Stem Cells Group Inc. and Benito Novas.

In consideration for the Assignment, Meso Numismatics, Inc. issued to Lans Holdings Inc. 1,000 shares of its Series CC Convertible Preferred Stock valued at $83,731 calculated based on the conversion provision of the Company’s Articles of Incorporation filed with the Secretary of State in Nevada on November 26, 2019. Shareholders of outstanding shares of Series CC Convertible Preferred Stock shall be entitled to convert part or all of its shares of Series CC Convertible Preferred Stock into a number of fully paid and nonassessable shares of common stock at a price per share determined by dividing the number of issued and outstanding shares of stock of the Company on the date of conversion by 1,000 and multiply the results by 0.8 conversion price.

On November 12, 2020, the Company filed with the Secretary of State in Nevada the amendment to Certificate of Designation authorizing the increase from 1,000 to 8,000,000 shares of the Series CC Convertible Preferred Stock.

Pursuant to the terms of the Fifth Post Closing Amendment along with the completion of the acquisition of Global Stem Cells Group Inc., the issuance of the 1,000 shares of the Company’s Series CC Convertible Preferred Stock to Lans Holdings Inc. was terminated and replaced with a cash payment as consideration.

As of December 31, 2022 and December 31, 2021, the Company had no preferred shares of Series CC Preferred Stock issued and outstanding, respectively. During the period of these financial statements, no dividend was declared or paid on the Series CC preferred shares.